Debt - Optional Redemptions (Details)	12 Months Ended
Dec. 31, 2023
2028 Notes | 2025
Debt Instrument [Line Items]
Price (% of principal amount)	105.00%
2028 Notes | 2026
Debt Instrument [Line Items]
Price (% of principal amount)	102.50%
2028 Notes | 2027 and thereafter
Debt Instrument [Line Items]
Price (% of principal amount)	100.00%
2028 Notes | Prior to Nov 15 2025 | Equity offering
Debt Instrument [Line Items]
Redemption price, % of principal amount redeemed	40.00%
Price (% of principal amount)	110.00%
Principal amount outstanding %	60.00%
2028 Notes | Prior to Nov 15 2025 | No equity offering
Debt Instrument [Line Items]
Price (% of principal amount)	103.00%
Principal amount outstanding %	10.00%
2030 Notes | 2025
Debt Instrument [Line Items]
Price (% of principal amount)	105.188%
2030 Notes | 2026
Debt Instrument [Line Items]
Price (% of principal amount)	102.594%
2030 Notes | 2027 and thereafter
Debt Instrument [Line Items]
Price (% of principal amount)	100.00%
2030 Notes | Prior to Nov 15 2025 | Equity offering
Debt Instrument [Line Items]
Redemption price, % of principal amount redeemed	40.00%
Price (% of principal amount)	110.375%
Principal amount outstanding %	60.00%
2030 Notes | Prior to Nov 15 2025 | No equity offering
Debt Instrument [Line Items]
Price (% of principal amount)	103.00%